CONSOLIDATED BALANCE SHEETS $ in Thousands	Dec. 31, 2022 USD ($)
Current assets:
Cash and cash equivalents	$ 1,398
Accounts receivable, net	4,453
Inventory	3,480
Contract assets	886
Prepaid expenses and other current assets	2,673
Total current assets	12,890
Property and equipment, net	1,111
Operating lease right-of-use assets	796
Finance lease right-of-use assets	14
Intangibles, net	672
Other assets	993
Total assets	16,476
Current liabilities:
Accounts payable	19,017
Contract liabilities	651
Accrued and other current liabilities	12,496
Borrowings	18,331
Convertible promissory notes, current	31,166
Operating lease liabilities, current	228
Finance lease liabilities, current	17
Total current liabilities	81,906
Long-term borrowings	20,025
Net defined benefit liabilities	6,905
Long-term operating lease liabilities	570
Income taxes payable	1,923
Other liabilities	76
Total liabilities	111,405
Stockholders' deficit:
Additional paid-in capital	433,990
Accumulated other comprehensive loss	(1,862)
Accumulated deficit	(527,185)
Total stockholders' deficit	(94,929)	[1]
Total liabilities and stockholders' deficit	$ 16,476

[1]	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting for the Business Combination (as defined in the Notes to the Unaudited Condensed Consolidated Financial Statements.)